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                     MERRILL LYNCH INTERNATIONAL EQUITY FUND
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536

                                December 14, 1999

VIA ELECTRONIC FILING
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

             Re: Merrill Lynch International Equity Fund Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (Securities Act File No. 333-90007) Investment Company Act File No. 811-6521)

Ladies and Gentlemen:

                Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch International Equity Fund (the "Fund") hereby certifies that:

1.              The form of Prospectus and Statement of Additional
         Information that would have been filed pursuant to Rule 497(b) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14, constituting the most recent amendment to the Fund's Registration Statement on Form N-14; and

2. The text of Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14 was filed electronically with the Securities and Exchange Commission on December 13, 1999.

                              Very truly yours,

                              MERRILL LYNCH INTERNATIONAL EQUITY FUND

                              By: /s/ Robert Harris
                                 -----------------------------------------------
                                 Robert Harris, Secretary